Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Current tax expense	$ (235)	$ 48,386	$ 196,099	$ 833,452	$ 0
Deferred tax expense	(32,948)	(81,238)	30,583	83,388	0
Benefits of operating loss carryforwards			0	0	(113,932)
Income Tax Expense (Benefit)	$ (33,183)	$ (32,852)	$ 226,682	$ 916,840	$ (113,932)